Interest on Loans by Facility (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 1,351,818.0	$ 16,447.5	₨ 1,057,925.6	₨ 1,017,047.8
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	363,842.1	4,426.8	250,779.5	263,190.7
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 987,975.9	$ 12,020.7	₨ 807,146.1	₨ 753,857.1